787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 24, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock U.S. Government Bond Portfolio, a series of BlackRock Funds II
(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated April 22, 2015, to the Prospectus, dated January 28, 2015, for BlackRock U.S. Government Bond Portfolio (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated April 22, 2015 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8978.

Very truly yours,

/s/ Brian M. Hall
Brian M. Hall

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC